Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
November 3, 2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 65
Form 13F Information Table Value Total: $328,387 (thousands)

List of Other Included Managers: None

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Abbot Labs                     COM        002824100       85     2000 SH       Sole                 2000
American International Group   COM        026874107    11725   172388 SH       Sole               172388
Amgen                          COM        031162100      345     6090 SH       Sole                 6090
Anheuser Busch Inc             COM        035229103      779    15600 SH       Sole                15600
Automatic Data Processing      COM        053015103       42     1015 SH       Sole                 1015
Bank America Corp              COM        060505104       87     2000 SH       Sole                 2000
BP PLC-Sponsored ADR           COM        055622104      437     7584 SH       Sole                 7584
Baxter International, Inc.     COM        071813109     8648   268966 SH       Sole               268966
Becton Dickinson & Co.         COM        075887109    12818   248136 SH       Sole               248136
Bellsouth Corp                 COM        079860102        3      100 SH       Sole                  100
Berkshire Hathaway Class B     COM        084670207    13132     4574 SH       Sole                 4574
Canadian Natural Res LTD       COM        136385101      201     5050 SH       Sole                 5050
ChevronTexaco Corp             COM        166764100    11336   211344 SH       Sole               211344
Cisco Systems                  COM        17275R102       55     3000 SH       Sole                 3000
Citigroup Inc                  COM        172967101     9852   223138 SH       Sole               223138
Comcast Corp Cl A              COM        20030N101     6654   235698 SH       Sole               235698
Costco Companies, Inc.         COM        22160K105     9989   240532 SH       Sole               240532
Danaher Corporation            COM        235851102    14235   277558 SH       Sole               277558
Diageo Plc ADR                 COM        25243Q205    10190   202140 SH       Sole               202140
Dover Corp                     COM        260003108        6      155 SH       Sole                  155
Eli Lilly Co Inc               COM        532457108      421     7010 SH       Sole                 7010
EMC Corp                       COM        26B648102        1      100 SH       Sole                  100
Exxon Mobil Corporation        COM        30231G102     1409    29158 SH       Sole                29158
First Data Corp.               COM        319963104    11557   265838 SH       Sole               265838
First Fed Bancorp              COM        319966107       21     1600 SH       Sole                 1600
Fiserv Inc.                    COM        337738108     7620   218790 SH       Sole               218790
General Dynamics Corp          COM        369550108    12840   125843 SH       Sole               125843
General Electric               COM        369604103      894    26616 SH       Sole                26616
Gold Reserve Inc.              COM        38068N108      486   104000 SH       Sole               104000
Guidant Corp.                  COM        401698105      335     5080 SH       Sole                 5080
Home Depot                     COM        437076102      313     7980 SH       Sole                 7980
Illinois Tool Works            COM        452308109       93     1004 SH       Sole                 1004
ITT Industries                 COM        450911102     1110    13878 SH       Sole                13878
Intel Corp.                    COM        458140100      379    18906 SH       Sole                18906
International Business Machine COM        459200101      625     7293 SH       Sole                 7293
Interpublic Group Companies    COM        460690100      213    20069 SH       Sole                20069
Intuit, Inc.                   COM        461202103     9795   215900 SH       Sole               215900
Johnson & Johnson              COM        478160104    12201   216460 SH       Sole               216460
Kimberly Clark Corp            COM        494368103        7      100 SH       Sole                  100
Lee Enterprises                COM        523768109      380     8200 SH       Sole                 8200
Liberty Media Corp-A           COM        530718105     7773   891674 SH       Sole               891674
Liz Claiborne                  COM        539320101     9325   247155 SH       Sole               247155
MBNA Corp.                     COM        55262L100     9362   371226 SH       Sole               371226
Markel Corp                    COM        570535104      416     1350 SH       Sole                 1350
McDonald's Corp.               COM        580135101    10369   370025 SH       Sole               370025
Medtronic                      COM        585055106       78     1500 SH       Sole                 1500
Merck                          COM        589331107      272     8207 SH       Sole                 8207
Microsoft Corp.                COM        594918104    11693   422966 SH       Sole               422966
MGIC                           COM        552848103       17      260 SH       Sole                  260
Mohawk Industries              COM        608190104      268     3385 SH       Sole                 3385
Morgan Stanley Dean Witter Inc COM        617446448     8337   169074 SH       Sole               169074
Nokia                          COM        654902204        4      290 SH       Sole                  290
Pepsico                        COM        713448108     8444   173669 SH       Sole               173669
Pfizer                         COM        717081103    10804   353327 SH       Sole               353327
Procter & Gamble               COM        742718109      242     4474 SH       Sole                 4474
Taiwan Semiconductor SP ADR    COM        874039100     5334   746809 SH       Sole               746809
Target Corp.                   COM        87612E106    14306   315984 SH       Sole               315984
Teco Energy Inc                COM        892375100        3      225 SH       Sole                  225
Viacom Inc Class B             COM        925524308     7849   234102 SH       Sole               234102
Vodafone Group PLC NEW - Ordin COM        G93882101       26    10790 SH       Sole                10790
Vodafone Group PLC Sponsored A COM        92857W100     8509   353205 SH       Sole               353205
Wal Mart-Stores                COM        931142103     1789    33621 SH       Sole                33621
Walgreen Co                    COM        931422109    10343   288376 SH       Sole               288376
Waste Management Inc.          COM        94106L109    10929   400042 SH       Sole               400042
Wells Fargo                    COM        949746101    10779   180806 SH       Sole               180806
Willis Group Holdings LTD      COM        G96655108     9797   262066 SH       Sole               262066